May 3, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Ready Assets Trust

      Post-Effective Amendment No. 36
      to the Registration Statement
      on Form N-1A Securities Act File No. 2-52711,
       Investment Company Act No. 811-2556

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933,
     as amended the "1933 Act", Merrill Lynch Ready Assets the "Trust" hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 36 to the Fund's
      Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 20, 2001.

Very truly yours,

Merrill Lynch Ready Assets Trust



______________________
Phil Gillespie
Secretary of Fund